STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of June 30, 2025, the Company had 7,772,425 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2024, the Company had 6,667,345 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of June 30, 2025, the Company had 190,000,000 (190,000,000 on December 31, 2024) common shares and 10,000,000 (10,000,000 on December 31, 2024) preferred shares authorized.

Common Stock

During the six-month period ended June 30, 2025, the Company issued 1,105,080 shares of common stock, as follows:

Six months ended June 30, 2025

Number of shares
Shares arising from stock-based compensation to executives	377,422
Issuance of shares in connection with sales made under private offerings	568,066
Consideration of the Option Agreement with Atlas Lithium	159,592
Total	1,105,080

Preferred A Stock

In 2016, the Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the six-month period ended June 30, 2025, the Company did not issue options to acquire shares of its common stock and no options have been exercised or have expired.

Stock Warrants

During the six-month period ended June 30, 2025 the company did not issue any warrants.

Restricted Stock Units

During the six-month period ended June 30, 2025, the Company granted RSUs to certain executives of the Company. Each RSU is redeemable for one share of the Company’s common stock immediately upon vesting. The RSUs granted with immediate-vesting, time-vesting and performance-vesting conditions were as follows:

1)	281,932 RSUs which vested immediately upon grant.
2)	14,772 RSUs time-vest based, being 25% of the RSUs annually vested from 2025 to 2028.
3)	60,000 RSUs with vesting conditions based on the achievement of certain milestones (performance-based).

These RSUs granted with immediate-vesting and time-vesting conditions were issued with a total grant date fair value of $1,283,113, measured using the Company’s volume weighted average price trailing to the date the RSU was granted.

NOTE 4 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2024, the Company had 6,667,345 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2023, the Company had 1,934,899 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2024, the Company had 190,000,000 (40,000,000 on December 31, 2023) common shares and 10,000,000 (6,148,212 on December 31, 2023) preferred shares authorized.

Common Stock

During the year ended December 31, 2024, the Company issued 4,732,446 shares of common stock, as follows:

	Number of shares	Cash received
Shares arising from stock-based compensation to executives	436,195	13,500
Issuance of shares in connection with sales made under private offerings	601,832	1,582,250
Shares issued in connection with the merger	3,694,419	-
Total	4,732,446	1,595,750

During the year ended December 31, 2023, the Company issued and sold 101,296 shares of common stock for cash proceeds of $291,600.

During the year ended December 31, 2022, the Company issued and sold 370,725 shares of common stock for cash proceeds of $489,875.

Preferred A Stock

In 2016, the Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2024, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 42,000 shares of its common stock. Such options corresponded to the period between January 1, 2024 to June 30, 2024. The options issued in 2024 were valued at $41,938 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $3.70 to $5.00, a strike price of $0.05 to $5.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 241% to 312%, risk-free interest rate of 3.88% to 4.64%, and an expected term of five to ten years.

During the year ended December 31, 2023, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 84,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $115,038 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $3.25 to $10.50, a strike price of $0.05 to $5.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 268% to 364%, risk-free interest rate of 3.42% to 4.73%, and an expected term of five to ten years.

During the year ended December 31, 2022, the Company granted officers and directors as contractual compensation options to purchase an aggregate of 84,000 shares of its common stock. Such awards corresponded to the period between January 1, 2022, to December 31, 2022. The options issued in 2022 were valued at $104,140 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $4.00 to $8.00, a strike price of $0.05 to $5.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 295% to 372%, risk-free interest rate of 1.51% to 4.05%, and an expected term of five to ten years.

The following table reflects all outstanding and exercisable options on December 31, 2024. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average Exercise	Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	381,000	2.80	4.74
Issued in 2023	84,000	0.75	8.98
Exercised in 2023	223,000	4.90	-
Outstanding, December 31, 2023	242,000	0.20	8.22
Issued in 2024	75,334	2.40	5.62
Exercised in 2024	270,000	0.05	-
Outstanding, December 31, 2024	47,334	4.65	1.85

Stock Warrants

During the years ended December 31, 2024, 2023 and 2022 the company did not issue any warrants.

Restricted Stock Units

During the year ended December 31, 2024, the Company granted RSUs to certain executives of the Company. Each RSU is redeemable for one share of the Company’s common stock immediately upon vesting. The RSUs granted with immediate-vesting and time-vesting conditions were as follows:

1)	158,034 RSUs which vested immediately upon grant.
2)	103,294 RSUs which time-vest, being 25% of the RSUs annually vested from 2025 to 2028.

These RSUs granted with immediate-vesting and time-vesting conditions were issued with a total grant date fair value of $460,247, measured using the Company’s volume weighted average price trailing to the date the RSU was granted.

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 3 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2023, The Company had 2,122,175 shares of its common stock and one share of its preferred stock issued and outstanding. As of December 31, 2023, The Company had 49,999,000 shares of common stock authorized.

Common Stock

During the year ended December 31, 2023, The Company issued and sold 525,750 shares of common stock for proceeds of $3,154,500, paid through the conversion of an intercompany loan from Atlas Lithium Corporation into share capital.

Preferred A Stock

In 2016, Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2023, the Company granted Marc Fogassa as contractual compensation options to purchase an aggregate of 180,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $197,805 in total.

Stock Warrants

During the years ended December 31, 2023 and 2022 the Company did not issue any warrants.